Supplemental Guarantor Condensed Consolidating Financial Statements - Schedule of the Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ 65	$ (188)	$ 23	$ (165)	$ (69)	$ (180)	$ (143)	$ (300)	$ (265)	$ (692)	$ (527)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)									1,163	1,212	1,331
Charges (gains) related to other operating expenses and other income									112	103	122
Other non-cash and non-operating items, net									3	(9)	(40)
(Decrease) increase in cash, excluding the effects of acquisitions and dispositions, resulting from changes in operating assets and liabilities									0	59	(119)
Net cash provided by operating activities									1,013	673	767
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid									270	18	0
Additions to property and equipment									(308)	(194)	(193)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs									(259)	(185)	(177)
Acquisitions, net of cash acquired									(31)	(12)	(33)
Contributions to equity method investments									0	0	(8)
Proceeds from sale of property and equipment									3	12	8
Distributions and dividends from subsidiaries									0	0	0
Other investing activities									(4)	8	6
Net cash used in investing activities									(329)	(353)	(397)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net									12	(109)	99
Proceeds from issuance of long-term debt									350	0	0
Debt modification and related financing costs, net									(343)	(10)	17
Principal payments on long-term debt									(2,261)	(93)	(84)
Proceeds from sale-leaseback transactions									0	0	14
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest									(266)	(224)	(262)
Distributions paid to equity holders									0	0	0
Purchase of noncontrolling interest									(1)	(24)	(25)
Capital transactions with parent, net									1,788	(30)	(8)
Intercompany									0	0	0
Net cash used in financing activities									(721)	(490)	(249)
Effect of exchange rate changes on cash and cash equivalents									(30)	(13)	1
Change in cash and cash equivalents									(67)	(183)	122
Cash and cash equivalents at beginning of period				425				608	425	608	486
Cash and cash equivalents at end of period	358				425				358	425	608
Reportable legal entities | FDC Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income									(458)	(869)	(701)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)									10	7	8
Charges (gains) related to other operating expenses and other income									189	79	102
Other non-cash and non-operating items, net									(737)	(498)	(484)
(Decrease) increase in cash, excluding the effects of acquisitions and dispositions, resulting from changes in operating assets and liabilities									(702)	(452)	(606)
Net cash provided by operating activities									(1,698)	(1,733)	(1,681)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid									0	0
Additions to property and equipment									(8)	0	(3)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs									0	(1)	(1)
Acquisitions, net of cash acquired									0	(12)	(33)
Contributions to equity method investments											0
Proceeds from sale of property and equipment									0	0	0
Distributions and dividends from subsidiaries									75	178	225
Other investing activities									0	0	3
Net cash used in investing activities									67	165	191
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net									10	0	0
Proceeds from issuance of long-term debt									350
Debt modification and related financing costs, net									(343)	(10)	17
Principal payments on long-term debt									(2,183)	(16)	(3)
Proceeds from sale-leaseback transactions											0
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest									0	0	0
Distributions paid to equity holders									0	0	0
Purchase of noncontrolling interest									0	0	0
Capital transactions with parent, net									1,788	(30)	(8)
Intercompany									1,973	1,433	1,549
Net cash used in financing activities									1,595	1,377	1,555
Effect of exchange rate changes on cash and cash equivalents									0	0	0
Change in cash and cash equivalents									(36)	(191)	65
Cash and cash equivalents at beginning of period				36				227	36	227	162
Cash and cash equivalents at end of period	0				36				0	36	227
Reportable legal entities | Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income									881	483	447
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)									683	715	794
Charges (gains) related to other operating expenses and other income									(97)	28	20
Other non-cash and non-operating items, net									(367)	(268)	(332)
(Decrease) increase in cash, excluding the effects of acquisitions and dispositions, resulting from changes in operating assets and liabilities									632	375	591
Net cash provided by operating activities									1,732	1,333	1,520
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid									270	10
Additions to property and equipment									(124)	(68)	(70)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs									(183)	(124)	(133)
Acquisitions, net of cash acquired									(31)	0	0
Contributions to equity method investments											(8)
Proceeds from sale of property and equipment									2	5	2
Distributions and dividends from subsidiaries									232	190	219
Other investing activities									0	7	(4)
Net cash used in investing activities									166	20	6
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net									0	0	0
Proceeds from issuance of long-term debt									0
Debt modification and related financing costs, net									0	0	0
Principal payments on long-term debt									(73)	(67)	(57)
Proceeds from sale-leaseback transactions											14
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest									0	0	0
Distributions paid to equity holders									0	0	0
Purchase of noncontrolling interest									0	0	0
Capital transactions with parent, net									0	0	0
Intercompany									(1,840)	(1,274)	(1,485)
Net cash used in financing activities									(1,913)	(1,341)	(1,528)
Effect of exchange rate changes on cash and cash equivalents									5	(2)	0
Change in cash and cash equivalents									(10)	10	(2)
Cash and cash equivalents at beginning of period				33				23	33	23	25
Cash and cash equivalents at end of period	23				33				23	33	23
Reportable legal entities | Non-Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income									439	480	522
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)									470	490	529
Charges (gains) related to other operating expenses and other income									20	(4)	0
Other non-cash and non-operating items, net									(20)	(29)	(19)
(Decrease) increase in cash, excluding the effects of acquisitions and dispositions, resulting from changes in operating assets and liabilities									70	136	(104)
Net cash provided by operating activities									979	1,073	928
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid									0	8
Additions to property and equipment									(176)	(126)	(120)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs									(76)	(60)	(43)
Acquisitions, net of cash acquired									0	0	0
Contributions to equity method investments											0
Proceeds from sale of property and equipment									1	7	6
Distributions and dividends from subsidiaries									0	0	0
Other investing activities									(4)	1	7
Net cash used in investing activities									(255)	(170)	(150)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net									2	(109)	99
Proceeds from issuance of long-term debt									0
Debt modification and related financing costs, net									0	0	0
Principal payments on long-term debt									(5)	(10)	(24)
Proceeds from sale-leaseback transactions											0
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest									(45)	(41)	(54)
Distributions paid to equity holders									(453)	(373)	(424)
Purchase of noncontrolling interest									(1)	(24)	(25)
Capital transactions with parent, net									(75)	(178)	(228)
Intercompany									(133)	(159)	(64)
Net cash used in financing activities									(710)	(894)	(720)
Effect of exchange rate changes on cash and cash equivalents									(35)	(11)	1
Change in cash and cash equivalents									(21)	(2)	59
Cash and cash equivalents at beginning of period				356				358	356	358	299
Cash and cash equivalents at end of period	335				356				335	356	358
Consolidation Adjustments
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income									(1,127)	(786)	(795)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)									0	0	0
Charges (gains) related to other operating expenses and other income									0	0	0
Other non-cash and non-operating items, net									1,127	786	795
(Decrease) increase in cash, excluding the effects of acquisitions and dispositions, resulting from changes in operating assets and liabilities									0	0	0
Net cash provided by operating activities									0	0	0
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid									0	0
Additions to property and equipment									0	0	0
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs									0	0	0
Acquisitions, net of cash acquired									0	0	0
Contributions to equity method investments											0
Proceeds from sale of property and equipment									0	0	0
Distributions and dividends from subsidiaries									(307)	(368)	(444)
Other investing activities									0	0	0
Net cash used in investing activities									(307)	(368)	(444)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net									0	0	0
Proceeds from issuance of long-term debt									0
Debt modification and related financing costs, net									0	0	0
Principal payments on long-term debt									0	0	0
Proceeds from sale-leaseback transactions											0
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest									(221)	(183)	(208)
Distributions paid to equity holders									453	373	424
Purchase of noncontrolling interest									0	0	0
Capital transactions with parent, net									75	178	228
Intercompany									0	0	0
Net cash used in financing activities									307	368	444
Effect of exchange rate changes on cash and cash equivalents									0	0	0
Change in cash and cash equivalents									0	0	0
Cash and cash equivalents at beginning of period				$ 0				$ 0	0	0	0
Cash and cash equivalents at end of period	$ 0				$ 0				$ 0	$ 0	$ 0